STOCKHOLDERS' EQUITY (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	10,950,000	10,950,000
Common Stock, Shares, Outstanding	10,950,000	10,950,000